Summary of Significant Accounting Policies - Accounts Receivable and Concentration of Credit Risk (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014 customer	Mar. 31, 2013 customer	Dec. 31, 2013 customer	Dec. 31, 2012 customer
Accounting Policies [Abstract]
Accounts receivable, number of major customers (customers)	3		2	2
Accounts receivable, major customer (percentage)	51.00%		23.00%	46.00%
Revenue, number of major customer (customers)	2	0	1	0
Revenue, major customer (percentage)	22.00%		12.00%